UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

 							Form 13F
																							FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
			          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sprott Asset Management Inc

Address: 200 Bay Street, Suite 2700
         Toronto, Ontario Canada
         M5J 2J1



Form 13F File Number: 28- 11504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Eric Sprott
Title:Chief Executive Officer
Phone:416-943-6420

Signature, Place, and Date of Signing:

 Eric Sprott     Toronto, Ontario, Canada    May 11, 2007


Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total: $ 663,358  (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.


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                                                        FORM 13F  INFORMATION TABLE

Name Of Issuer                Title  Of    Cusip       Value       Shares  Sh/ Put/   Invstm   Other Voting Authority
                                Class               (x$1000)      Prn/Amt  Prn Call   Discrt    Mgrs      Sole ShareNone
Adobe Systems Incorporated        Com     00724F101        917       22,000  Sh        Sole               22,000
Advanced Magnetics Inc            Com     00753P103      2,411       40,000  Sh        Sole               40,000
Almaden Minerals Ltd.             Com     020283107      7,067    3,400,000  Sh        Sole            3,400,000
American Dairy                    Com     025334103      2,633      126,700  Sh        Sole              126,700
aQuantive, Inc.                   Com     03839G105      1,256       45,000  Sh        Sole               45,000
Aries Maritime Transport Ltd      Com     G0474B105         40        2,500  Sh        Sole                2,500
Banro Corp.                       Com     066800103     10,449      964,400  Sh        Sole              964,400
Baytex Energy Trust               Com     073176109         86        5,000  Sh        Sole                5,000
Canadian Natural Resources Lt     Com     136385101      1,932       35,000  Sh        Sole               35,000
Cardiome Pharma Corporation       Com     14159U202        304       30,000  Sh        Sole               30,000
CE Franklin Ltd.                  Com     125151100      1,042      112,000  Sh        Sole              112,000
Century Aluminium Company         Com     156431108      3,281       70,000  Sh        Sole               70,000
Cenveo, Inc.                      Com     15670S105      2,430      100,000  Sh        Sole              100,000
CERADYNE INC CALIF                Com     156710105      2,039       37,250  Sh        Sole               37,250
Chaparral Steel Company           Com     159423102        582       10,000  Sh        Sole               10,000
Delta Petroleum Corp.             Com     247907207    108,197    4,712,838  Sh        Sole            4,712,838
Delta Petroleum Corp. (Restri     Com     992869057     54,403    2,369,676  Sh        Sole            2,369,676
Dollar Financial Corp.            Com     256664103      1,012       40,000  Sh        Sole               40,000
DRDGOLD Ltd.                      Com     26152H103      2,680    4,000,000  Sh        Sole            4,000,000
Eldorado Gold Corporation         Com     284902103        296       50,000  Sh        Sole               50,000
EnCana Corporation                Com     292505104      4,046       80,000  Sh        Sole               80,000
Energy Metals Corp.               Com     29271B106     68,803    5,744,012  Sh        Sole            5,744,012
Flexible Solutions Internatio     Com     33938T104      2,154      583,844  Sh        Sole              583,844
Glencairn Gold Corporation        Com     377903109      9,030   17,376,500  Sh        Sole           17,376,500
Gold Fields Ltd.                  Com     38059T106     16,631      900,000  Sh        Sole              900,000
GOLDEN STAR RES LTD               Com     38119T104     72,441   16,497,200  Sh        Sole           16,497,200
IAMGold Corporation               Com     450913108      2,278      295,243  Sh        Sole              295,243
IKANOS COMMUNICATIONS             Com     45173E105      3,550      456,950  Sh        Sole              456,950
IMA Exploration Inc.              Com     449664101      4,084    5,239,100  Sh        Sole            5,239,100
Kimber Resources Inc.             Com     49435N101     11,728    6,943,898  Sh        Sole            6,943,898
Kinross Gold Corporation          Com     496902404      5,650      409,245  Sh        Sole              409,245
Kodiak Oil & Gas Corp.            Com     50015Q100      6,725    1,307,100  Sh        Sole            1,307,100
MEMC Electronic Materials, In     Com     552715104      2,423       40,000  Sh        Sole               40,000
Meridian Gold Inc.                Com     589975101      2,553      100,000  Sh        Sole              100,000
Metabasis Therapeutics Inc.       Com     59101M105        514       70,000  Sh        Sole               70,000
Metallica Resources Inc.          Com     993768381        477       95,000  Sh        Sole               95,000
Metallica Resources Inc.          Com     59125J104     17,186    3,351,900  Sh        Sole            3,351,900
Miller Industries Inc.            Com     600551204      4,850      222,400  Sh        Sole              222,400
Minco Gold Corporation            Com     60254D108      6,469    4,268,300  Sh        Sole            4,268,300
Minefinders Corporation Ltd.      Com     602900102     16,563    1,400,000  Sh        Sole            1,400,000
Mines Management Inc.             Com     603432105        486      100,000  Sh        Sole              100,000
New Gold Inc.                     Com     644535106     13,553    1,638,600  Sh        Sole            1,638,600
Northgate Minerals Corporatio     Com     666416102        793      236,500  Sh        Sole              236,500
NovaGold Resources Inc.           Com     66987E206     23,998    1,420,928  Sh        Sole            1,420,928
Omrix Biopharmaceuticals Inc      Com     681989109      6,121      159,950  Sh        Sole              159,950
ONYX Pharmaceuticals Inc          Com     683399109      2,732      110,000  Sh        Sole              110,000
Orezone Resources Inc.            Com     685921108      9,433    4,595,400  Sh        Sole            4,595,400
Pan American Silver Corp.         Com     697900108      7,394      250,000  Sh        Sole              250,000
Patterson-UTI Energy Inc.         Com     703481101      8,459      377,000  Sh        Sole              377,000
priceline.com Incorporated        Com     741503403      1,757       33,000  Sh        Sole               33,000
Queenstake Resources Ltd.         Com     748314101     13,194   98,282,800  Sh        Sole           98,282,800
Rambus Inc.                       Com     750917106      2,762      130,000  Sh        Sole              130,000
Richmont Mines Inc.               Com     76547T106      2,134      818,562  Sh        Sole              818,562
Rubicon Minerals Corp.            Com     RRU031207        779    1,285,714  Sh        Sole            1,285,714
Rubicon Minerals Corporation      Com     780911103      8,861    6,730,765  Sh        Sole            6,730,765
Seabridge Gold Inc.               Com     811916105     16,707    1,151,628  Sh        Sole            1,151,628
SeaChange International Inc.      Com     811699107      1,628      200,000  Sh        Sole              200,000
SILVER STANDARD RES INC           Com     82823L106     24,372      700,000  Sh        Sole              700,000
Silver Wheaton Corp.              Com     828336107     14,105    1,490,000  Sh        Sole            1,490,000
Solitario Resources Corp.         Com     83422R106     12,265    3,025,800  Sh        Sole            3,025,800
Solitario Resources Corp. (Re     Com     992653246      6,080    1,500,000  Sh        Sole            1,500,000
Take-Two Interactive Software     Com     874054109        403       20,000  Sh        Sole               20,000
TALISMAN ENERGY INC               Com     87425E103      1,053       60,000  Sh        Sole               60,000
Tim Hortons Inc.                  Com     88706M103      2,753       90,800  Sh        Sole               90,800
U.S. Energy Corp.                 Com     911805109      7,534    1,416,200  Sh        Sole            1,416,200
U.S. Gold Corp.                   Com     912023207      4,620    1,108,900  Sh        Sole            1,108,900
Vital Images, Inc.                Com     92846N104      1,663       50,000  Sh        Sole               50,000
Yamana Gold Inc.                  Com     98462Y100      6,505      450,000  Sh        Sole              450,000

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